Stock-Based Compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Options outstanding, Stock Options, Beginning balance	236	291	324
Granted, Stock Options
Exercised, Stock Options	236	55	33
Forfeited, Stock Options
Options outstanding, Stock Options, Ending balance	0	236	291
Options outstanding, Weighted Average Exercise Price, Beginning balance	$ 9.82	$ 9.29	$ 9.01
Granted, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price	$ 9.82	$ 6.99	$ 6.65
Forfeited, Weighted Average Exercise Price
Options outstanding, Weighted Average Exercise Price, Ending balance		$ 9.82	$ 9.29